Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 5: INTANGIBLE ASSETS AND GOODWILL

Intangible assets consisted of the following as of March 31:

	2020	2019
Patents	$1,013	$1,013
Customer relationships	2,100	-
Non-compete agreements	250	-
Outsourced vendor relationships	340	340
Non-compete agreements	1,017	1,017
Total intangible assets	4,720	2,370
Accumulated amortization and impairment	(2,370)	(2,370)
Intangible assets, net	$2,350	$-

All intangible assets prior to the acquisition of Banner Midstream were fully impaired as of March 31, 2019. Those intangible assets related to the outsourced vendor relationships and non-compete agreements were recorded as part of the acquisition of 440labs. Goodwill of $3,222 was recorded in the Trend Holdings acquisition, and $7,003 was recorded in the Banner Midstream acquisition as fully described in Note 15.

In the acquisition of Banner Midstream, the Company acquired the customer relationships and non-compete agreements valued at $2,350. There was no amortization in the 4 days March 28, 2020 through March 31, 2020.

As of March 31, 2020, the Company evaluated the recoverability of the remaining intangible assets of the Company and determined that no additional impairment was necessary.

Amortization expense for the years ended March 31, 2020 and 2019 was $0 and $553, respectively.

In addition to the statutory based intangible assets noted above, the Company incurred $10,225 in the purchase of Trend and Banner Midstream as follows:

Acquisition – Trend Discovery	$3,222
Acquisition – Banner Midstream	7,003
Goodwill – March 31, 2020	$10,225

The Company assessed the criteria for impairment, and there were no indicators of impairment present as of March 31, 2020, and therefore no impairment is necessary.